Leases - Schedule of Weighted Average Discount Rate and Remaining Lease Term (Details)	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Finance lease, weighted average discount rate	8.36%	8.36%
Operating lease, weighted average discount rate	8.66%	8.64%
Finance lease, weighted average remaining lease term (in years)	8 years 10 days	8 years 6 months 3 days
Operating lease, weighted average remaining lease term (in years)	7 years 5 months 23 days	7 years 5 months 26 days